Stockholders' equity and reserves (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2013
IBSA individual [Member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Current and deferred tax relating to items credited (charged) directly to equity	$ 14,954,216	$ 7,732,775	$ 7,221,441
IBSA Consolidated [Member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Current and deferred tax relating to items credited (charged) directly to equity	$ 22,765,818	$ 15,170,021	$ 7,595,797